Bank Loans	12 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
BANK LOANS

NOTE 12 – BANK LOANS

The Company’s bank loans are as follows:

		June 30, 2025
No.		Principal Amount	Principal Amount	Annual Interest Rate	Contract term
		RMB	$
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,450,000	202,554	3.500%	2024/03/18-2027/03/18
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,500,000	768,306	3.500%	2024/03/19-2027/03/19
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,250,000	733,384	3.500%	2024/03/19-2027/03/19
(4)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,000,000	698,461	3.800%	2024/03/20-2025/07/01
(5)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	450,000	62,861	3.800%	2024/03/21-2027/03/20
(6)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	750,000	104,769	3.800%	2024/03/21-2027/03/20
(7)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,600,000	502,892	3.500%	2024/03/21-2027/03/20
(8)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,000,000	698,461	3.500%	2024/03/21-2027/03/20
(9)	Jiangyin Rural Commercial Bank	10,000,000	1,396,921	3.650%	2025/03/03-2026/03/02
(10)	China Merchants Bank Co., Ltd.	2,700,000	377,169	4.480%	2025/06/10-2025/08/21
(11)	Jiangsu Bank Co., Ltd.	3,000,000	419,076	3.500%	2025/05/29-2026/05/28
(12)	Jiangsu Bank Co., Ltd.	1,000,000	139,692	3.100%	2025/06/11-2026/06/10
(13)	Jiangsu Bank Co., Ltd.	4,000,000	558,768	3.100%	2025/06/11-2026/06/10
(14)	Jiangyin Rural Commercial Bank	10,000,000	1,396,921	3.650%	2025/03/03-2026/03/02
(15)	Jiangyin Rural Commercial Bank	18,000,000	2,514,459	3.650%	2025/05/06-2026/05/05
	Total bank loans	75,700,000	10,574,694
	Less: current portion	53,700,000	7,501,467
	Long-term loans	22,000,000	$3,073,227

On March 3, 2025, Wuxi Libang entered into a credit facility of RMB5 million ($698,461) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with interest of 3.5% and a term of one year. As of June 30, 2025, Wuxi Libang had no outstanding borrowings from this credit facility.

	June 30, 2024
	Principal Amount	Principal Amount	Annual Interest Rate	Contract term
	RMB	$
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,450,000	$203,457	3.500%	2024/03/18-2027/03/18
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,500,000	771,735	3.500%	2024/03/19-2027/03/19
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,250,000	736,656	3.500%	2024/03/19-2027/03/19
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,000,000	701,577	3.800%	2024/03/20-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	450,000	63,142	3.800%	2024/03/21-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	750,000	105,237	3.800%	2024/03/21-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,600,000	505,136	3.500%	2024/03/21-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,000,000	701,577	3.500%	2024/03/21-2027/03/20
Jiangyin Rural Commercial Bank	10,000,000	1,403,154	3.650%	2024/03/04-2025/03/03
China Merchants Bank Co., Ltd.	2,700,000	378,852	4.930%	2024/04/02-2025/03/23
Jiangsu Bank Co., Ltd.	3,000,000	420,946	4.350%	2024/05/30-2025/05/29
Jiangsu Bank Co., Ltd.	5,000,000	701,577	3.600%	2024/06/18-2025/06/17
Jiangyin Rural Commercial Bank	6,000,000	841,893	3.650%	2024/05/15-2025/05/13
Jiangyin Rural Commercial Bank	10,000,000	1,403,154	3.650%	2024/03/06-2025/03/05
Jiangyin Rural Commercial Bank	12,000,000	1,683,785	3.650%	2024/05/14-2025/05/12
Bank of Hangzhou Co., Ltd	210,000	29,466	9.832%	2024/04/01-2026/03/27
Shenzhen Qianhai Webank	90,000	12,628	9.832%	2024/04/01-2026/03/27
Total bank loans	76,000,000	10,663,972
Less: current portion	48,871,429	6,857,415
Long-term loans	27,128,571	$3,806,557

(1)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million ($202,554) on March 18, 2024. This loan matures on March 18, 2027.

(2)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.5 million ($768,306) on March 19, 2024. This loan matures on March 19, 2027.

(3)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($733,384) on March 19, 2024%. This loan matures on March 19, 2027.

(4)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($698,461) on March 20, 2024. The loan was repaid on July 1, 2025.

(5)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 450,000 ($62,861) on March 21, 2024. This loan matures on March 20, 2027.

(6)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 750,000 ($104,769) on March 21, 2024. This loan matures on March 20, 2027.

(7)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approxilately$300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB3.6 million ($502,892) on March 21, 2024. This loan matures on March 20, 2027.

(8)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($698,461) on March 21, 2024. This loan matures on March 20, 2027.

(9)	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank with a maturity date of March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa.

(10)	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($377,169) from China Merchants Bank Co., Ltd. and a maturity date of June 10, 2026. The loan was repaid August 21, 2025.
(11)	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($419,076) from Jiangsu Bank Co., Ltd. and a maturity date of May 29, 2025. On May 28, 2025, Li Bang Kitchen Appliance extended the loan to May 28, 2026. The loan is collateralized by real estate, land use rights and patents.

(12)	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB1 million ($139,692) from Jiangsu Bank Co., Ltd., and a maturity date of June 10, 2026. The loan is collateralized by real estate, land use rights and patents.

(13)	On June 11, 2025, Wuxi Libang obtained a working capital loan of BMB4 million ($558,768) from Jiangyin Rural Commercial Bank and due on June 10, 2026. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights.

(14)	On March 3, 2025, Wuxi Libang obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa.

(15)	On May 6, 2025, Wuxi Libang obtained a working capital loan of RMB18 million (approximately $2.5 million) from Jiangyin Rural Commercial Bank and due on May 6, 2026. The loan is guaranteed by Mr. Huang Feng.